Contingent liabilities and financial commitments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments And Contingencies [Line Items]
Operating Subsidiaries' Expenses and Payments under State Settlement Agreements
1.

RAI's operating subsidiaries' expenses and payments under the State Settlement Agreements for 2015, 2016, 2017 and the projected expenses and payments for 2018 onwards are set forth below (in millions of US dollars)*:

	2015	2016	2017	2018	2019 and thereafter

Settlement expenses	$2,403	$2,727	$2,856		–

Settlement cash payments	$2,166	$3,042	$4,612		–

Projected settlement expenses				$>3,000	$>3,000

Projected settlement cash payments				$>1,000	$>3,000

Summary of Current Status of Litigation Cases

Canadian province	Act pursuant to which Claim was brought	Companies named as Defendants	Current stage
British Columbia	Tobacco Damages and Health Care Costs Recovery Act 2000	Imperial Investments Industries RJR Companies Other former Rothmans Group companies All have been served.

The defences of Imperial, the UK Companies and the RJR Companies have been filed, and document production and discoveries are ongoing. On 13 February 2017 the province delivered an expert report dated October 2016, quantifying its damages in the amount of CAD$118 billion. No trial date has been set. The federal government is seeking CAD$5 million jointly from all the defendants in respect of costs.

New Brunswick	Tobacco Damages and Health Care Costs Recovery Act 2006	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production and discoveries are substantially complete. Damages have been calculated by the province in the range of CAD$25-$60 billion from 1954 to 2060. Following a motion to set a trial date, the court has ordered that trial commence on 4 November 2019.

Ontario	Tobacco Damages and Health Care Costs Recovery Act 2009	Imperial the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. Imperial, the UK Companies and the RJR Companies have filed defences. The parties completed significant document production in summer of 2017 and discoveries are expected to commence in 2018. The province has stated its claim to be worth CAD$50 billion.  No trial date has been set.

Newfoundland and Labrador	Tobacco Health Care Costs Recovery Act 2006	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.	The case is under case management and Imperial, the UK Companies and the RJR Companies have filed defences. Damages have not been quantified by the province. No trial date has been set.
Saskatchewan	Tobacco Damages and Health Care Costs Recovery Act 2012	Imperial, the UK Companies and the RJR Companies have all been named as defendants and served.

This case is at an early case management stage. Defences were filed by Imperial, the UK Companies and the RJR Companies and the matter will remain in abeyance for the time being. Damages have not been quantified by the province. No trial date has been set.

Manitoba	Tobacco Damages Health Care Costs Recovery Act 2006	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. Defences were filed by Imperial, the UK Companies and the RJR Companies and document production is underway. Damages have not been quantified by the province. No trial date has been set.

Alberta	Crown’s Right of Recovery Act 2009	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage and Imperial, the UK Companies and the RJR Companies have filed defences. The province has stated its claim to be worth CAD$10 billion. No trial date has been set.

Quebec	Tobacco Related Damages and Health Care Costs Recovery Act 2005	Imperial, Investments, Industries, the RJR Companies and Carreras Rothmans Limited have been named as defendants and served.

The case is at an early case management stage. Defences of Imperial, the UK Companies and the RJR Companies have been filed. Motions over admissibility of documents and damages discovery have been filed but not heard. The province is seeking CAD$60 billion. No trial date has been set.

Prince Edward Island	Tobacco Damages and Health Care Costs Recovery Act 2009	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. Defences were filed by Imperial, the UK Companies and the RJR Companies and the next step will be document production, which the parties have deferred for the time being. Damages have not been quantified by the province. No trial date has been set.

Nova Scotia	Tobacco Health Care Costs Recovery Act 2005	Imperial, the UK Companies and RJR Companies have all been named as defendants and served.

This case is at an early case management stage. Defences were filed by Imperial, the UK Companies and the RJR Companies and the next step will be document production which the parties have deferred for the time being. Damages have not been quantified by the province. No trial date has been set.

Closed Litigation Matters Explanatory
1.

The following matters on which the Company reported in the contingent liabilities and financial commitments note 28 to the Company's 2016 financial statements have been dismissed, concluded or resolved as noted below:

Matter	Jurisdiction	Companies named as Defendants	Description	Disposition
Ratcliff	US (Seattle, Washington)	Company	Product liability asbestos matter	Dismissed as to the Company effective 30 May 2017
Khosravi	England	Company, B.A.T (U.K and Export), B.A.T. Pars Company	Alleged wrongdoing by former distributor	Claim dismissed at first instance and permission to appeal refused.
Georgian Competition Claim	Georgia	British American Tobacco Georgia	Alleged breach of local tobacco control and competition laws	Court of Appeal overturned the negative judgment and permission to appeal to the Supreme Court was refused.

Schedule of Total Future Minimum Lease Payments under Non-cancellable Operating Leases

Total future minimum lease payments under non-cancellable operating leases comprise leases where payments fall due:

	2017 £m	2016 £m

Property

Within one year	75	45

Between one and five years	183	104

Beyond five years	117	50

	375	199

Plant and equipment

Within one year	32	18

Between one and five years	38	23

	70	41

Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Summary of Cases

Phase three trials/verdicts/judgments/appeals of individual Engle progeny cases 1 January 2015 to 31 December 2017:

Total number of trials	107

Number of trials resulting in plaintiffs’ verdicts	49

Total damages awarded in final judgments against RJRT	US$336,757,755

Amount of overall damages comprising ‘compensatory damages’ (approximately)	US$159,170,680 (of overall US$336,757,755)

Amount of overall damages comprising ‘punitive damages’ (approximately)	US$177,587,075 (of overall US$336,757,755)

Number of adverse judgments appealed by RJRT	39*

Number of adverse judgments (not yet appealed), in which RJRT still has time to file an appeal	7

* Of the 39 adverse judgments appealed by RJRT:

a.

21 appeals remain undecided in the District Courts of Appeal, one additional case has a decision but has a rehearing motion pending so the opinion is not final, one case has a rehearing time pending so opinion is not final, there are seven cases with petitions for review pending in the Florida Supreme Court and nil cases with petitions for review pending in the US Supreme Court; and

b.

nine were decided and/or closed. Of these nine appeals, five were affirmed in favour of plaintiff (further appeal time remains pending in one), one had the liability findings affirmed but was reversed for reinstatement of full compensatory damages amount (further appeal time remains pending), and two were reversed and the matter remanded to the trial court for a new trial on all issues (one has further appeal time running) and one was an appeal of the partial judgment which was subsequently dismissed.  RJRT has paid damages to plaintiffs in three cases that were not appealed that are now closed. The total damages awarded may vary depending on the outcome of pending appeals.

Individual Cases
Disclosure Of Commitments And Contingencies [Line Items]
Summary of Cases

Individual Cases

28 Contingent liabilities and financial commitments continued

Case Type	US Case Numbers 31 December 2017	US Case Numbers 31 December 2016	Change in Number Increase / (Decrease)

Individual smoking and health cases	99	132	(33)

West Virginia IPIC (number of plaintiffs)*	1	1	No Change

Engle progeny cases (number of plaintiffs)**	2,569 (3,276)	2,822 (3,645)	(253) (369)

Broin II cases***	2,321	2,406	(85)

Filter cases****	71	78	(7)